Note 14 - Financial Instruments (Details Textual) - Interest Rate Swap [Member] $ in Millions	Dec. 31, 2023 USD ($)	Mar. 31, 2023
Derivative, Number of Instruments Held		3
Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivative, Number of Instruments Held	1
Derivative, Notional Amount	$ 10